UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03310

Name of Fund: Retirement Reserves Money Fund of Retirement Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Retirement Reserves Money Fund of Retirement Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	Retirement Reserves Money Fund
(Percentages shown are based on Net Assets)

Certificates of Deposit (a)	Par (000)	Value
Yankee — 22.6%
Bank of Montreal, Chicago, 0.23%, 3/01/12	$40,500	$40,500,000
Bank of Nova Scotia, NY, 0.35%, 7/17/12	15,000	15,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY, 0.41%, 2/10/12	25,000	25,000,000
Lloyd’s TSB Bank Plc, NY:
0.24%, 2/03/12	20,000	20,000,000
0.70%, 2/14/12 (b)	26,840	26,840,000
Mizuho Corporate Bank Ltd., NY, 0.20%, 2/17/12	45,000	45,000,000
National Australia Bank Ltd., NY:
0.39%, 2/10/12 (c)	12,000	12,000,000
0.49%, 6/18/12	11,700	11,700,000
0.40%, 7/18/12	30,000	30,000,000
Norinchukin Bank, NY:
0.18%, 2/01/12	52,000	52,000,000
0.18%, 2/07/12	45,500	45,500,000
Rabobank Nederland NV, NY:
0.43%, 3/01/12	41,500	41,500,000
0.47%, 4/23/12	20,500	20,500,000
Royal Bank of Canada, NY (c):
0.52%, 2/29/12	24,500	24,500,000
0.47%, 5/16/12	28,000	28,000,000
Sumitomo Mitsui Banking Corp., NY
0.30%, 3/12/12	30,000	30,000,000
Sumitomo Trust & Banking Co., Ltd, NY
0.24%, 2/06/12	40,000	40,000,000
Svenska Handelsbanken AB, NY,
0.51%, 3/29/12	9,415	9,415,076
Total Certificates of Deposit – 22.6%		517,455,076

Commercial Paper
Amsterdam Funding Corp., 0.28%, 2/07/12 (d)	50,000	49,997,278
ANZ National (International) Ltd (d):
0.56%, 7/10/12	36,000	35,909,840
0.53%, 7/30/12	47,000	46,874,758
Barclays US Funding LLC (d):
0.11%, 2/02/12	55,000	54,999,664
0.20%, 2/06/12	25,000	24,999,167
0.20%, 2/21/12	10,000	9,998,833
0.17%, 2/29/12	25,000	24,996,576
Charta, LLC, 0.21%, 2/22/12 (d)	44,500	44,494,289
CRC Funding LLC (d):
0.26%, 4/11/12	50,000	49,974,361
0.28%, 4/24/12	18,000	17,988,240
Credit Suisse, NY, 0.47%, 2/21/12 (d)	25,000	24,993,146
Deutsche Bank Financial LLC (d):
0.35%, 2/06/12	67,000	66,996,092
0.30%, 2/24/12	34,000	33,993,200

Commercial Paper	Par (000)	Value
Grampian Funding Limited LLC, 0.30%, 2/07/12 (d)	$20,000	$19,998,833
HSBC Finance Corp. (d):
0.25%, 2/21/12	52,000	51,992,417
0.37%, 2/27/12	22,550	22,543,742
ING (US) Funding LLC (d):
0.24%, 2/03/12	32,000	31,999,360
0.24%, 2/17/12	70,000	69,992,067
JPMorgan Chase & Co., 0.32%, 3/16/12 (c)	16,000	16,000,000
Kells Funding LLC, 0.50%, 2/10/12 (c)	26,000	26,000,000
Lloyds TSB Bank Plc, 0.20%, 2/17/12 (d)	11,000	10,998,961
Metlife Short-Term Funding LLC, 0.28%, 4/09/12 (d)	15,000	14,991,950
Nordea North America, Inc. (d):
0.30%, 4/17/12	50,000	49,967,382
0.40%, 5/23/12	9,000	8,988,700
RBS Holdings USA, Inc., 0.28%, 2/06/12 (d)	6,000	5,999,720
State Street Corp. (d):
0.25%, 3/02/12	4,000	3,999,139
0.22%, 3/05/12	10,500	10,497,818
0.25%, 3/08/12	6,000	5,998,458
UBS Finance (Delaware) LLC (d):
0.48%, 2/13/12	50,000	49,991,333
0.17%, 2/23/12	12,000	11,998,697
0.38%, 2/28/12	35,000	34,989,656
Westpac Banking Corp., 0.49%, 8/13/12 (d)	15,000	14,960,187
Total Commercial Paper – 41.4%		948,123,864

Corporate Notes
JPMorgan Chase Bank NA, 0.60%, 2/15/13 (c)	33,530	33,530,000
Total Corporate Notes – 1.5%		33,530,000

Municipal Bonds (b)
California HFA, RB, VRDN (Fannie Mae LOC, Freddie Mac LOC), Home Mortgage:
Series A, 0.06%, 2/07/12	9,100	9,100,000
Series B, 0.05%, 2/07/12	13,000	13,000,000
Series F, 0.05%, 2/07/12	18,100	18,100,000
Series U, 0.06%, 2/07/12	10,920	10,920,000
California Pollution Control Financing Authority, Refunding RB, VRDN, Pacific Gas & Electric Co., Series E (JPMorgan Chase Bank LOC), 0.04%, 2/01/12	8,000	8,000,000

RETIREMENT RESERVES MONEY FUND OF RETIREMENT SERIES TRUST	JANUARY 31, 2012	1

Schedule of Investments (continued)	Retirement Reserves Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds (b)	Par (000)	Value
Indiana Finance Authority, Refunding RB, VRDN, Sisters of St. Francis, Series B (JPMorgan Chase Bank LOC), 0.06%, 2/07/12	$5,500	$5,500,000
Los Angeles Community Redevelopment Agency California, RB, VRDN, Hollywood & Vine Apartments, Series A, AMT (Fannie Mae Liquidity Facility), 0.07%, 2/07/12	12,000	12,000,000
New Jersey Transportation Trust Fund Authority, RB, VRDN, Transportation System, Series C (JPMorgan Chase Bank LOC), 0.06%, 2/07/12	8,000	8,000,000
New York City Housing Development Corp., RB, VRDN, 155 West 21st Street Development, Series A, AMT (Fannie Mae), 0.06%, 2/07/12	16,400	16,400,000
New York City Industrial Development Agency, RB, VRDN, USA Waste Services, New York City Project, AMT (JPMorgan Chase Bank LOC), 0.10%, 2/07/12	9,000	9,000,000
New York State HFA, RB, VRDN (Fannie Mae Liquidity Facility), AMT:
East 39th Street Housing, 0.06%, 2/07/12	15,000	15,000,000
125 West 31st Street Housing, 0.06%, 2/07/12	12,000	12,000,000
316 11th Avenue Housing, 0.06%, 2/07/12	20,000	20,000,000
New York State HFA, Refunding RB, VRDN, Series L (Bank of America NA LOC), 0.08%, 2/07/12	9,800	9,800,000
Total Municipal Bonds – 7.3%		166,820,000

US Government Sponsored Agency Obligations
Fannie Mae Discount Notes, 0.16%, 8/01/12 (d)	20,000	19,983,733
Fannie Mae Variable Rate Notes (c):
0.27%, 7/26/12	27,000	26,997,385
0.31%, 12/20/12	13,000	12,997,664
Federal Home Loan, Bank Discount Notes, 0.10%, 4/11/12 (d)	17,000	16,996,815
Federal Home Loan Bank Variable Rate Notes, 0.09%, 3/01/12	20,000	19,998,818
Freddie Mac Variable Rate Notes (c):
0.27%, 4/03/12	15,000	14,998,950
0.26%, 1/24/13	13,500	13,494,651
0.32%, 9/03/13	50,000	49,983,941

US Government Sponsored Agency Obligations	Par (000)	Value
Freddie Mac Variable Rate Notes (c): 0.24%, 9/13/13	$120,900	$120,781,337
Total US Government Sponsored Agency Obligations – 12.9%		296,233,294

US Treasury Obligations
US Treasury Notes:
0.88% - 4.63%, 2/29/12	78,500	78,647,074
4.63%, 7/31/12	27,500	28,119,903
0.38% - 4.13%, 8/31/12	75,000	75,650,767
4.25%, 9/30/12	39,000	40,071,547
3.88%, 10/31/12	29,000	29,811,094
Total US Treasury Obligations – 11.0%		252,300,385

Repurchase Agreements
Deutsche Bank Securities, Inc., 0.22%, 2/01/12 (Purchased on 1/31/12 to be repurchased at $95,276,582, collateralized by various US Government Sponsored Agency Obligations, 0.55% – 6.21% due 10/18/13 – 6/05/36, par and fair values of $88,725,000 and $97,182,670, respectively)	87,808	87,808,000
UBS Securities LLC, 0.25%, 2/01/12 (Purchased on 1/31/12 to be repurchased at $50,000,347, collateralized by a US Government Sponsored Agency Obligation, 4.00% due 11/01/41, par and fair values of $48,957,006 and $51,500,001, respectively)	50,000	50,000,000
Total Repurchase Agreements – 6.0%		137,808,000
Total Investments (Cost - $2,352,270,619*) – 102.7%		2,352,270,619
Liabilities in Excess of Other Assets – (2.7)%		(61,178,574)
Net Assets – 100.0%		$2,291,092,045

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

RETIREMENT RESERVES MONEY FUND OF RETIREMENT SERIES TRUST	JANUARY 31, 2012	2

Schedule of Investments (concluded)	Retirement Reserves Money Fund

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AMT	Alternative Minimum Tax (subject to)
Fannie Mae	Federal National Mortgage Association
HFA	Housing Finance Agency
LOC	Letter of Credit
RB	Revenue Bonds
VRDN	Variable Rate Demand Notes

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$2,352,270,619	—	$2,352,270,619

[1]	See above Schedule of Investments for values in each security type.

RETIREMENT RESERVES MONEY FUND OF RETIREMENT SERIES TRUST	JANUARY 31, 2012	3

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Retirement Reserves Money Fund of Retirement Series Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: March 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: March 23, 2012